CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2011
Operating Activities
Net income	$ 53,984	$ 56,033	$ (6,531)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	8,775	24,294
Depreciation, amortization and accretion, net	(48,612)	(18,032)	1,714
Deferred income taxes	4,842	(11,528)	(3,930)
Other, net	2,191	533	546
Net change in securities purchased under resale agreements		(3,237)
Net change in trading securities	(2,817)	57,256
Net change in broker-dealer and clearing organization receivables	(146,643)	(76,430)
Net change in other assets	(28,818)	34,972	12,237
Net change in broker-dealer and clearing organization payables	177,748	17,281
Net change in loss and loss adjustment expense reserve	7,678	8,446	(14,047)
Net change in unearned insurance premiums	6,189	7,813	7,847
Net change in other liabilities	4,645	(37,247)	(341)
Net gains from sale of loans	(185,165)	(270,127)
Loans originated for sale	(4,927,983)	(6,545,177)
Proceeds from loans sold	4,782,239	6,769,795
Net cash provided by (used in) operating activities	(291,747)	14,645	(3,322)
Investing Activities
Proceeds from maturities and principal reductions of securities held to maturity	911		7,336
Proceeds from sales, maturities and principal reductions of securities available for sale	97,867	96,069	13,846
Purchases of securities held to maturity	(66,207)
Purchases of securities available for sale	(47,557)	(223,570)	(81,583)
Net change in loans	68,552	(51,027)
Purchases of premises and equipment and other assets	(19,815)	(11,417)	(296)
Proceeds from sales of premises and equipment and other real estate owned	38,281	4,859
Net cash paid for Federal Home Loan Bank and Federal Reserve Bank stock	(31,440)	(21,219)
Net cash provided by (used in) investing activities	40,592	(206,305)	(60,697)
Financing Activities
Net change in deposits	(647,143)	(179,826)
Net change in short-term borrowings	845,106	275,554
Proceeds from notes payable	1,000
Payments on notes payable	(1,743)	(1,601)	(6,900)
Dividends paid on preferred stock	(2,768)	(703)
Net cash distributed to noncontrolling interest	(348)	(2,017)
Other, net	(187)	(154)
Net cash provided by (used in) financing activities	193,917	91,253	(6,900)
Net change in cash and cash equivalents	(57,238)	(100,407)	(70,919)
Cash and cash equivalents, beginning of year	746,023	726,460	649,439
Cash and cash equivalents, end of year	688,785	626,053	578,520
Supplemental Disclosures of Cash Flow Information
Cash paid for interest	13,046	14,889	8,780
Cash paid for income taxes, net of refunds	5,582	40,949	(811)
Supplemental Schedule of Non-Cash Activities
Conversion of loans to other real estate owned	$ 34,391	$ 1,718